Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]		Treasury Stock [Member]
Beginning Balance at Dec. 31, 2008	$ 1,913,838	$ 0	$ 128,812	[1]	$ 446,065	$ (1,170,417)	$ 2,576,944	[1]	$ (67,566)
Comprehensive income (loss)	1,234,408					851,234	383,174	[1]
Common dividends declared	(47,182)						(47,182)	[1]
Acquisition of treasury stock	(47,564)								(47,564)
Stock-based compensation	9,860				5,419				4,441
Exercise of stock options	4,683				253		(435)	[1]	4,865
Retirement of treasury stock	0		(3,000)	[1]	(10,376)		(56,382)	[1]	69,758
Ending Balance at Dec. 31, 2009	3,068,043	0	125,812	[1]	441,361	(319,183)	2,856,119	[1]	(36,066)
Comprehensive income (loss)	841,141					342,275	498,866	[1]
Common dividends declared	(49,015)						(49,015)	[1]
Acquisition of treasury stock	(246,006)								(246,006)
Stock-based compensation	11,844				8,393				3,451
Exercise of stock options	41,322				4,205		(2,329)	[1]	39,446
Retirement of treasury stock	0		(6,000)	[1]	(21,351)		(179,205)	[1]	206,556
Ending Balance at Dec. 31, 2010	3,667,329	0	119,812	[1]	432,608	23,092	3,124,436	[1]	(32,619)
Comprehensive income (loss)	1,023,985					526,824	497,161	[1]
Common dividends declared	(49,815)						(49,815)	[1]
Acquisition of treasury stock	(972,556)								(972,556)
Stock-based compensation	14,954				7,631				7,323
Exercise of stock options	175,734				13,121		(29,328)	[1]	191,941
Retirement of treasury stock	0		(7,500)	[1]	(28,029)		(277,743)	[1]	313,272
Ending Balance at Dec. 31, 2011	$ 3,859,631	$ 0	$ 112,312	[1]	$ 425,331	$ 549,916	$ 3,264,711	[1]	$ (492,639)

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.